Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Operating activities
Net loss for the year	$ (14,964,941)	$ (8,650,763)	$ (480,377)
Non-cash items:
Depreciation - Right-of-use asset	6,037	0	0
Foreign exchange	(258,824)	(223,787)	0
Shares recorded as consulting fees	27,250	0	0
Shares recorded as research and development	0	368,550	0
Share-based compensation	875,056	880,615	161,300
Interest on lease liability	2,173	0	0
Impairment of intangible assets	2,000	0	0
Changes in non-cash operating working capital items:
Sales tax receivable	(4,372)	(110,146)	0
Other receivables	(41,261)
Prepaids	3,778	(89,920)	(78,287)
Accounts payable and accrued liabilities	765,988	506,150	108,972
Net cash used in operating activities	(13,587,116)	(7,319,301)	(288,392)
Financing activities
Private placement proceeds	4,034,884	27,744,826	1,008,330
Finder's fees	(539,329)	(1,516,317)	0
Share issue costs	(260,650)	(290,309)	0
Special warrant proceeds	0	22,875	0
Refund of special warrant proceeds	0	(2,875)	0
Warrant exercise proceeds	1,653,170	97,400	0
Compensation warrant exercise proceeds	315,277	0	0
Principal portion of lease liability	(7,162)	0	0
Net cash from financing activities	5,196,190	26,055,600	1,008,330
Change in cash and cash equivalents	(8,390,926)	18,736,299	719,938
Effect of foreign exchange on cash	258,824	223,787	0
Cash and cash equivalents, beginning of year	19,760,015	799,929	79,991
Cash and cash equivalents, end of year	11,627,913	19,760,015	799,929
SUPPLEMENTARY INFORMATION
Debt settled by issuing shares	0	18,500	0
Fair value ascribed by brokers' warrants issued	0	521,000	0
Fair value of options issued as finders' fees	39,355	2,140	0
Share issue costs included in accounts payable	$ 0	$ 0	$ 5,243